Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Interest bearing deposit in other banks	$ 11.6	$ 45.6